ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Government institutions	$ 108	$ 76
Grants receivable from the CSO	634	236
Nontrade Receivables, Current	$ 742	$ 312